Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 0	$ 458
Accounts receivable (Note 8)	827	765
Due from related parties (Note 28)	537	453
Other current assets (Note 9)	124	276
Total current assets	1,488	1,952
Property, plant and equipment (Note 10)	26,757	24,970
Other long-term assets:
Regulatory assets (Note 12)	3,260	2,964
Deferred income tax assets (Note 6)	5	4
Intangible assets (Note 11)	653	605
Goodwill	373	373
Other assets (Note 13)	171	422
Total other long-term assets	4,462	4,368
Total assets	32,707	31,290
Current liabilities:
Bank indebtedness	17	0
Short-term notes payable (Notes 16, 18)	279	1,374
Long-term debt payable within one year (Notes 16, 17, 18)	700	733
Total current liabilities	2,691	3,608
Long-term liabilities:
Long-term debt (Notes 16, 17, 18)	14,286	12,606
Regulatory liabilities (Note 12)	908	1,123
Deferred income tax liabilities (Note 6)	1,067	713
Other long-term liabilities (Note 15)	1,689	1,558
Total long-term liabilities	17,950	16,000
Total liabilities	20,641	19,608
Contingencies and Commitments (Notes 30, 31)
Subsequent Events (Note 33)
Noncontrolling interest subject to redemption (Note 27)	20	20
Equity
Common shares (Note 23)	2,957	2,957
Retained earnings	9,033	8,634
Accumulated other comprehensive income (loss)	(9)	5
Hydro One shareholder’s equity	11,981	11,596
Noncontrolling interest (Note 27)	65	66
Total equity	12,046	11,662
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	32,707	31,290
Nonrelated Party [Member]
Current liabilities:
Accounts payable and other current liabilities (Note 14)	1,415	1,250
Related Party [Member]
Current liabilities:
Accounts payable and other current liabilities (Note 14)	$ 280	$ 251